GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
7.	GOODWILL AND INTANGIBLE ASSETS, NET

(a)	Goodwill
The changes in the carrying amounts of goodwill by segment are as follows:

Mocha and Other (1)
Balance at January 1, 2021	$82,203
Foreign currency translations	(482)

Balance at December 31, 2021	81,721
Foreign currency translations	(115)

Balance at December 31, 2022	81,606
Foreign currency translations	(24)

Balance at December 31, 2023	$81,582

(1)
The amount represents goodwill which arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in
2006
. As of December 31, 2023, the gross amount of goodwill and accumulated impairment were $81,582 and nil, respectively.

(b)	Intangible Assets, Net
Intangible assets, net consisted of the following:

	December 31,
	2023	2022
Indefinite-lived intangible assets:

Trademarks of Mocha Clubs	$4,203	$4,204

Total indefinite-lived intangible assets	4,203	4,204

Finite-lived intangible assets:
Concession	209,934	—
Less: accumulated amortization	(24,037)	—

	185,897	—

Cyprus License	75,307	—
Less: accumulated amortization	(1,595)	—

	73,712	—

Gaming subconcession	—	902,441
Less: accumulated amortization	—	(902,441)

	—	—

Internal-use software	72,556	59,434
Less: accumulated amortization	(39,876)	(29,383)

	32,680	30,051

Proprietary rights	11,922	11,926
Less: accumulated amortization	(3,762)	(2,571)

	8,160	9,355

Total finite-lived intangible assets	300,449	39,406

Total intangible assets, net	$304,652	$43,610

Trademarks of Mocha Clubs
Trademarks arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006. The changes in carrying amounts of trademarks represented the exchange differences arising from foreign currency translations at the balance sheet date.
Proprietary rights
In

November 2020
, the Company completed an asset acquisition of the proprietary rights relating to an entertainment show in City of Dreams for a cash consideration of $
12,000
. The estimated useful life of the proprietary rights is
10
years.
As of December 31, 2023 and 2022, the carrying amount of the proprietary rights included the exchange differences arising from foreign currency translations at the balance sheet date.

Conces
si
on
On December 16, 2022, the Macau government awarded the Concession to Melco Resorts Macau. The term of the Concession commenced on January 1, 2023 and ends on December 31, 2032 and Melco Resorts Macau is authorized to operate the Altira Casino, the City of Dreams Casino and the Studio City Casino as well as the Grand Dragon Casino and the Mocha Clubs. Under the Concession, Melco Resorts Macau is obligated to pay the Macau government a fixed annual premium of MOP30,000 (equivalent to $3,729) plus a variable annual premium calculated in accordance with the number and type of gaming tables (subject to a minimum of 500 tables) and electronic gaming machines (subject to a minimum of 1,000 machines) operated by Melco Resorts Macau. The variable annual premium is MOP300

(equivalent to $37) for each gaming table reserved exclusively to certain kinds of games or players, MOP150 (equivalent to $19) for each gaming table not so exclusively reserved and MOP1 (equivalent to $0.1) for each electronic gaming machine.
On December 30, 2022, in accordance with the obligations under the letters of undertakings dated June 23, 2022, Melco Resorts Macau and certain subsidiaries of Melco, which hold the land lease rights for the properties on which the Altira Casino, City of Dreams Casino and Studio City Casino are located, executed a public deed pursuant to which the gaming and gaming support areas comprising the Altira Casino, City of Dreams Casino and Studio City Casino with an area of 17,128.8 square meters, 31,227.3 square meters and 28,784.3 square meters, respectively, and related gaming equipment and utensils (collectively referred to as
the “Reversion Assets”), reverted to the Macau government, without compensation and free and clear from any charges or encumbrances, at the expiration of the previous gaming subconcession in accordance with the Macau gaming law. The Reversion Assets that reverted to the Macau government at the expiration of the previous gaming subconcession are currently owned by the Macau government. Under the terms of the Macau gaming law and the Concession, effective as of January 1, 2023, the Reversion Assets were transferred by the Macau government to Melco Resorts Macau for use in its operations during the Concession for a fee of MOP
0.75 (equivalent to $0.09) per square meter of the casino for years 1 to 3 of the Concession, subject to a consumer price index increase in years 2 and 3 of the Concession and such fee will increase to MOP2.5 (equivalent to $0.3) per square meter of the casino for years 4 to 10 of the Concession, subject to a consumer price index increase in years 5 to 10 of the Concession (the “Fee”).
On January 1, 2023, the Company recognized an intangible asset and financial liability of MOP1,934,035 (equivalent to $239,588), representing the right to use and operate the Reversion Assets, the right to conduct games of fortunes and chance in Macau and the unconditional obligation to make payments under the Concession. This intangible asset comprises the contractually obligated annual payments of fixed premium and variable premiums, as well as the Fee without considering the consumer price index under the Concession. The contractually obligated annual variable premium payments associated with the intangible asset were determined using the total number of gaming tables and the total number of electronic gaming machines that Melco Resorts Macau is currently approved to operate by the Macau government. In the accompanying consolidated balance sheet, the non-current portion of the financial liability of the Concession is included in other long-term liabilities and the current portion is included in accrued expenses and other current liabilities. The intangible asset is being amortized on a straight-line basis over the period of the Concession, being
10 years.

Cyprus License
On June 26, 2017, the Cyprus government granted a gaming license (the “Cyprus License”) to a subsidiary of ICR Cyprus (the “Cyprus Subsidiary”) to develop, operate and maintain an integrated casino resort in Limassol, Cyprus (and, up until completion and opening of
City of Dreams Mediterranean
, a temporary casino facility) and up to four satellite casino premises in Cyprus for a term of 30 years, the first 15 years of which are exclusive. Pursuant to the Cyprus License agreement, the Cyprus Subsidiary is obligated to pay the Cyprus government an annual license fee for the integrated casino resort (and prior to opening of
City of Dreams Mediterranean
, the temporary casino) and any operating satellite casinos (the “Cyprus License Fee”). The annual license fee for the integrated casino resort
is EUR2,500 (equivalent to $2,767) for the first four

years, and EUR5,000 (equivalent to $5,535) for the next four years. Upon the completion of the first
eight years and thereafter every four years during the term of the Cyprus License, the Cyprus government may review the annual license fee, with minimum of EUR5,000 (equivalent to $5,535) per year and any increase in the annual license fee may not exceed 20% of the annual license fee paid annually during the previous four-year period. The Cyprus License required
City of Dreams Mediterranean
to open by the extended deadline of June 30, 2023 as approved by the Cyprus government (the “Cyprus License Requirement”), failing which the Cyprus government would have been entitled to terminate the Cyprus License.
On June 28, 2023, upon fulfillment of the Cyprus License Requirement, to better reflect the future economic benefits arising from the Cyprus License, the Company recognized an intangible asset of EUR68,031 (equivalent to $73,928) and financial liability of EUR67,231 (equivalent to $73,059), representing the right under the Cyprus License and the unconditional obligation to pay i) a minimum annual license fee for City of Dreams Mediterranean of EUR5,000 (equivalent to $5,535) per year; and ii) an aggregate annual license fee for three operating satellite casinos of EUR2,000 (equivalent to $2,214), during the term of the Cyprus License from June 28, 2023. In the accompanying consolidated balance sheet, the non-current portion of the financial liability of the Cyprus License is included in other long-term liabilities and the current portion is included in accrued expenses and other current liabilities. The intangible asset is being amortized on a straight-line basis over the remaining period of the Cyprus License until June 2047.

Prior to the fulfillment of the Cyprus License Requirement, the Cyprus License Fee was expensed as incurred and included in gaming taxes and license fees as disclosed in Note 2(r).
Gaming subconcession
The deemed cost of the previous gaming subconcession in Macau was capitalized based on the fair value of the gaming subconcession agreement as of the date of acquisition of Melco Resorts Macau in 2006, and amortized on a straight-line basis over the term of the agreement, which expired on June 26, 2022. Melco Resorts Macau paid a premium of MOP47,000 (equivalent to $5,815) to the Macau government in June 2022 for the extension of the gaming subconcession contract to December 31, 2022 and such premium was amortized on a straight-line basis from June 27, 2022 to the extended expiration date on December 31, 2022.
The amortization expenses of finite-lived intangible assets recognized for the years ended December 31, 2023, 2022 and 2021 were $37,216, $44,128 and $68,831, respectively.

As of December 31, 2023, the estimated future amortization expenses of finite-lived intangible assets are as follows:

Year ending December 31,
2024	$32,662
2025	31,609
2026	28,896
2027	27,197
2028	27,197
Over 2028	152,888

$300,449